Earnings per share (Narrative) (Details)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 Conversion Rights [Member]	Dec. 31, 2011 Option Rights [Member]	Sep. 15, 2008 Lehman Brothers [Member]	Dec. 31, 2013 Lehman Brothers [Member] USD ($)	Dec. 31, 2013 Lehman Brothers [Member] EUR (€)
Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)		8,231,432	81,500
Shares purchased and held which were accounted for as treasury shares (in shares)				2,552,071
Shares bought back under the authorization (in shares)					2,305,069
Treasury stock, shares to be retired (in shares)					25,643
Shortfall in the number of shares held (in shares)					221,359
Cash compensation received in lieu of treasury stock					$ 6,251,000
Cash compensation receivable for dividends paid on unaccounted treasury stock						273,062
Percent of principal claims for compensation received of unallocated treasury stock					92.20%
Adjustment to paid in capital as result of settlement of the Lehman treasury shares	€ 4,190,000